Employee benefits - Post-employment benefits plan (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure of defined benefit plans [line items]
Defined benefit obligations	$ (897,948)	$ (774,654)
Fair value of plan assets	730,028	612,111
Surplus (deficit) in plan	(167,920)	(162,543)
Fair value of reimbursement rights	19,675	19,458
Net asset (liability) recognized in the balance sheet	(148,245)	(143,085)
Retirement benefits assets	22,446	836
Retirement benefits obligations	(190,366)	(163,379)
U.K.
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(620,308)	(535,633)
Fair value of plan assets	642,538	536,226
Surplus (deficit) in plan	22,230	593
Fair value of reimbursement rights	0	0
Net asset (liability) recognized in the balance sheet	22,230	593
Retirement benefits assets	22,230	593
Retirement benefits obligations	0	0
France
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(95,366)	(78,612)
Fair value of plan assets	0	0
Surplus (deficit) in plan	(95,366)	(78,612)
Fair value of reimbursement rights	0	0
Net asset (liability) recognized in the balance sheet	(95,366)	(78,612)
Retirement benefits assets	0	0
Retirement benefits obligations	(95,366)	(78,612)
Germany
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(74,715)	(67,706)
Fair value of plan assets	12,599	11,747
Surplus (deficit) in plan	(62,116)	(55,959)
Fair value of reimbursement rights	19,300	19,082
Net asset (liability) recognized in the balance sheet	(42,816)	(36,877)
Retirement benefits assets	0	0
Retirement benefits obligations	(62,116)	(55,959)
Other
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(107,559)	(92,703)
Fair value of plan assets	74,891	64,138
Surplus (deficit) in plan	(32,668)	(28,565)
Fair value of reimbursement rights	375	376
Net asset (liability) recognized in the balance sheet	(32,293)	(28,189)
Retirement benefits assets	216	243
Retirement benefits obligations	$ (32,884)	$ (28,808)